Fair Value (Tables)	12 Months Ended
Mar. 31, 2023
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value by Level on Recurring Basis	The following tables present the financial instruments carried at fair value by level within the fair value hierarchy as of March 31, 2022 and 2023:

At March 31, 2022	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥17,170,976	¥13,998,654	¥797,997	¥31,967,627
Debt securities
Japanese national government and Japanese government agency bonds	7,927,707	344,034	—	8,271,741
Japanese prefectural and municipal bonds	—	132,097	—	132,097
Foreign government and official institution bonds	7,606,345	471,163	1,711	8,079,219
Corporate bonds	3,198	2,664,869	683	2,668,750
Residential mortgage-backed securities	—	6,792,386	—	6,792,386
Commercial mortgage-backed securities	—	7,402	—	7,402
Asset-backed securities	—	1,210,875	315,231	1,526,106
Other debt securities	—	—	313,166	313,166
Commercial paper	—	1,271,921	—	1,271,921
Equity securities(2)	1,633,726	1,103,907	167,206	2,904,839
Trading derivative assets	201,860	10,204,531	115,040	10,521,431
Interest rate contracts	121,584	5,268,790	54,309	5,444,683
Foreign exchange contracts	2,514	4,788,739	9,560	4,800,813
Equity contracts	77,762	47,207	25,979	150,948
Commodity contracts	—	88	21,984	22,072
Credit derivatives	—	99,707	2,808	102,515
Other(8)	—	—	400	400
Investment securities:
Available-for-sale debt securities	32,672,696	12,912,810	212,936	45,798,442
Japanese national government and Japanese government agency bonds	30,989,319	3,338,445	—	34,327,764
Japanese prefectural and municipal bonds	—	4,146,144	—	4,146,144
Foreign government and official institution bonds	1,683,377	936,076	11,890	2,631,343
Corporate bonds	—	1,087,059	3,089	1,090,148
Residential mortgage-backed securities	—	900,392	15	900,407
Asset-backed securities	—	1,464,041	124,379	1,588,420
Other debt securities	—	30,016	73,563	103,579
Commercial paper	—	1,010,637	—	1,010,637
Equity securities	4,834,102	152,041	55,883	5,042,026
Marketable equity securities	4,834,102	152,041	—	4,986,143
Nonmarketable equity securities(4)	—	—	55,883	55,883
Other(5)	1,434,046	38,574	4,912	1,477,532
Assets held for sale	421,450	2,791,372	78,521	3,291,343
Investment securities	409,618	2,713,377	65,262	3,188,257
Other	11,832	77,995	13,259	103,086
Total	¥56,735,130	¥40,097,982	¥1,265,289	¥98,098,401

At March 31, 2022	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥57,371	¥2,455	¥—	¥59,826
Trading derivative liabilities	217,570	10,697,699	43,951	10,959,220
Interest rate contracts	19,841	5,615,033	16,816	5,651,690
Foreign exchange contracts	4,017	4,901,054	2,097	4,907,168
Equity contracts	193,712	80,806	2,559	277,077
Commodity contracts	—	—	22,029	22,029
Credit derivatives	—	100,806	79	100,885
Other(8)	—	—	371	371
Obligation to return securities received as collateral(6)	6,670,482	155,733	—	6,826,215
Other(7)	—	525,135	16,463	541,598
Liabilities held for sale	852	50,744	1,603	53,199
Other	852	50,744	1,603	53,199
Total	¥6,946,275	¥11,431,766	¥62,017	¥18,440,058

At March 31, 2023	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥19,098,208	¥12,746,415	¥1,182,319	¥33,026,942
Debt securities
Japanese national government and Japanese government agency bonds	6,092,523	329,502	—	6,422,025
Japanese prefectural and municipal bonds	—	279,168	—	279,168
Foreign government and official institution bonds	11,760,274	493,691	1,168	12,255,133
Corporate bonds	3,965	2,252,424	—	2,256,389
Residential mortgage-backed securities	—	4,978,709	—	4,978,709
Commercial mortgage-backed securities	—	4,627	—	4,627
Asset-backed securities	—	1,210,381	668,911	1,879,292
Other debt securities	—	—	334,124	334,124
Commercial paper	—	1,931,569	—	1,931,569
Equity securities(2)	1,241,446	1,266,344	178,116	2,685,906
Trading derivative assets	84,406	12,674,978	142,343	12,901,727
Interest rate contracts	40,013	7,311,689	93,833	7,445,535
Foreign exchange contracts	3,909	5,258,511	13,714	5,276,134
Equity contracts	40,484	28,617	20,659	89,760
Commodity contracts	—	17	9,908	9,925
Credit derivatives	—	76,144	3,801	79,945
Other(8)	—	—	428	428
Trading loans(3)	—	13,820	—	13,820
Investment securities:
Available-for-sale debt securities	25,236,359	10,250,511	253,932	35,740,802
Japanese national government and Japanese government agency bonds	23,292,055	2,754,548	—	26,046,603
Japanese prefectural and municipal bonds	—	2,759,941	—	2,759,941
Foreign government and official institution bonds	1,944,304	978,438	—	2,922,742
Corporate bonds	—	1,056,191	1,970	1,058,161
Residential mortgage-backed securities	—	1,110,239	15	1,110,254
Asset-backed securities	—	1,247,377	182,938	1,430,315
Other debt securities	—	343,777	69,009	412,786
Equity securities	4,362,017	101,576	74,761	4,538,354
Marketable equity securities	4,362,017	101,576	—	4,463,593
Nonmarketable equity securities(4)	—	—	74,761	74,761
Other(5)	1,535,446	848,596	92,251	2,476,293
Total	¥50,316,436	¥36,635,896	¥1,745,606	¥88,697,938

At March 31, 2023	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥232,287	¥2,620	¥—	¥234,907
Trading derivative liabilities	163,129	13,718,992	61,247	13,943,368
Interest rate contracts	85,641	8,566,043	45,204	8,696,888
Foreign exchange contracts	1,679	5,013,909	2,369	5,017,957
Equity contracts	75,809	48,953	3,731	128,493
Commodity contracts	—	—	9,817	9,817
Credit derivatives	—	90,087	62	90,149
Other(8)	—	—	64	64
Obligation to return securities received as collateral(6)	6,664,578	158,763	68,204	6,891,545
Other(7)	—	313,482	73,663	387,145
Total	¥7,059,994	¥14,193,857	¥203,114	¥21,456,965

Notes:
(1)Includes securities measured under the fair value option.
(2)Excludes certain investments valued at net asset value of private equity funds whose fair values were ¥179,278 million and ¥225,972 million at March 31, 2022 and 2023, respectively. The amounts of unfunded commitments related to these private equity funds were ¥110,360 million and ¥172,562 million at March 31, 2022 and 2023, respectively.
(3)Includes loans measured under the fair value option.
(4)Excludes certain investments valued at net asset value of real estate funds and private equity and other funds whose fair values at March 31, 2022 were ¥30,142 million and ¥39,462 million, respectively, and those at March 31, 2023 were ¥29,308 million and ¥51,458 million, respectively. The amounts of unfunded commitments related to these real estate funds and private equity and other funds at March 31, 2022 were ¥1,011 million and nil, respectively, and those at March 31, 2023 were ¥1,305 million and nil, respectively.
(5)Mainly comprises securities received as collateral that may be sold or repledged under securities lending transactions.
(6)Included in Other liabilities.
(7)Mainly includes other short-term borrowings, long-term debt, bifurcated embedded derivatives carried at fair value.
(8)Includes certain derivatives such as earthquake derivatives.
Reconciliation of Assets and Liabilities Measured at Fair Value on Recurring Basis Using Level 3 Inputs	Accordingly, the gains and losses in the tables below include changes in fair value due in part to observable inputs used in the valuation techniques.

	March 31, 2021	Total gains (losses) for the period											March 31, 2022	Change in unrealized gains (losses) for assets and liabilities still held at March 31, 2022
		Included in earnings		Included in other comprehensive income	Purchases	Issues	Sales	Settlements	Transfers into Level 3(10)		Transfers out of Level 3(10)
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥756,413	¥41,919	(2)	¥—	¥458,395	¥—	¥(197,245)	¥(262,150)	¥665		¥—		¥797,997	¥40,113	(2)
Debt securities
Foreign government and official institution bonds	1,280	287		—	31,591	—	(31,432)	(15)	—		—		1,711	47
Corporate bonds	77	(68)		—	126	—	(100)	—	648		—		683	(69)
Residential mortgage-backed securities	1,000	(2)		—	97,197	—	(98,176)	(19)	—		—		—	—
Asset-backed securities	336,811	26,692		—	270,974	—	(67,500)	(251,746)	—		—		315,231	27,693
Other debt securities	277,635	14,179		—	21,352	—	—	—	—		—		313,166	14,179
Equity securities	139,610	831		—	37,155	—	(37)	(10,370)	17		—		167,206	(1,737)
Trading derivatives—net	25,027	23,754	(2)	1,882	51	(674)	—	(16,312)	41,076		(3,715)		71,089	46,149	(2)
Interest rate contracts—net	14,179	(25,977)		824	—	—	—	9,696	39,609	(5)	(838)		37,493	4,410
Foreign exchange contracts—net	7,283	2,403		206	21	—	—	1,833	1,467		(5,750)		7,463	(1,640)
Equity contracts—net	623	46,579		858	30	—	—	(27,543)	—		2,873		23,420	42,546
Commodity contracts—net	(63)	30		(6)	—	—	—	(6)	—		—		(45)	30
Credit derivatives—net	2,271	750		—	—	—	—	(292)	—		—		2,729	819
Other—net(9)	734	(31)		—	—	(674)	—	—	—		—		29	(16)
Investment securities:
Available-for-sale debt securities	289,616	277	(3)	25,143	236,786	—	—	(287,747)	15,651		(66,790)		212,936	12,545	(3)
Foreign government and official institution bonds	16,718	—		607	5,163	—	—	(5,964)	—		(4,634)		11,890	87
Corporate bonds	162	(328)		68	557	—	—	(114)	2,854		(110)		3,089	(265)
Residential mortgage-backed securities	15	—		—	—	—	—	—	—		—		15	—
Commercial mortgage-backed securities	1,599	—		104	—	—	—	(524)	—		(1,179)		—	—
Asset-backed securities	136,920	580		14,066	231,039	—	—	(258,226)	—		—		124,379	6,651
Other debt securities	134,202	25		10,298	27	—	—	(22,919)	12,797	(8)	(60,867)		73,563	6,072
Equity securities	45,569	5,856	(3)	—	9,899	—	(3,113)	—	130		(2,458)		55,883	3,960	(3)
Nonmarketable equity securities	45,569	5,856		—	9,899	—	(3,113)	—	130		(2,458)		55,883	3,960
Other	18,784	(402)	(7)	1,049	2,369	—	(4,612)	(202)	—		(12,074)		4,912	1,245	(7)
Assets held for sale	—	(2,589)	(11)	4,234	770	—	—	(4,247)	78,750		—		76,918	1,461	(11)
Investment securities	—	(963)		3,791	1	—	—	(4,247)	66,680		—		65,262	5,737
Other	—	(1,626)		443	769	—	—	—	12,070		—		11,656	(4,276)
Total	¥1,135,409	¥68,815		¥32,308	¥708,270	¥(674)	¥(204,970)	¥(570,658)	¥136,272		¥(85,037)		¥1,219,735	¥105,473
Liabilities
Other	¥(2,212)	¥8,315	(4)	¥(3,080)	¥—	¥36,535	¥—	¥(19,361)	¥5,364	(6)	¥1,372	(6)	¥16,463	¥15,532	(4)
Total	¥(2,212)	¥8,315		¥(3,080)	¥—	¥36,535	¥—	¥(19,361)	¥5,364		¥1,372		¥16,463	¥15,532

	March 31, 2022	Total gains (losses) for the period			Purchases	Issues	Sales	Settlements	Transfers into Level 3		Transfers out of Level 3		March 31, 2023	Change in unrealized gains (losses) for assets and liabilities still held at March 31, 2023
		Included in earnings and retained earnings(12)		Included in other comprehensive income
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥797,997	¥50,044	(2)	¥—	¥387,100	¥—	¥(21,409)	¥(30,468)	¥—		¥(945)		¥1,182,319	¥43,990	(2)
Debt securities
Foreign government and official institution bonds	1,711	16		—	5,718	—	(5,765)	(250)	—		(262)		1,168	(35)
Corporate bonds	683	—		—	—	—	—	—	—		(683)		—	—
Asset-backed securities	315,231	17,132		—	354,978	—	(15,636)	(2,794)	—		—		668,911	15,749
Other debt securities	313,166	21,297		—	8,128	—	—	(8,467)	—		—		334,124	20,646
Equity securities	167,206	11,599		—	18,276	—	(8)	(18,957)	—		—		178,116	7,630
Trading derivatives—net	71,089	(2,045)	(2)	1,138	612	(334)	—	(17,198)	55,211		(27,377)		81,096	45,862	(2)
Interest rate contracts—net	37,493	(27,947)		297	—	—	—	10,932	55,243	(5)	(27,389)	(5)	48,629	10,779
Foreign exchange contracts—net	7,463	8,210		86	—	—	—	(4,484)	(32)		102		11,345	7,877
Equity contracts—net	23,420	16,190		758	19	—	—	(23,369)	—		(90)		16,928	25,646
Commodity contracts—net	(45)	153		(3)	—	—	—	(14)	—		—		91	153
Credit derivatives—net	2,729	1,273		—	—	—	—	(263)	—		—		3,739	1,303
Other—net(9)	29	76		—	593	(334)	—	—	—		—		364	104
Investment securities:
Available-for-sale debt securities	212,936	(1,303)	(3)	16,357	301,283	—	—	(272,638)	1,405		(4,108)		253,932	2,094	(3)
Foreign government and official institution bonds	11,890	—		(925)	128	—	—	(11,093)	—		—		—	—
Corporate bonds	3,089	(164)		142	1,823	—	—	(67)	1,255		(4,108)		1,970	147
Residential mortgage-backed securities	15	—		—	—	—	—	—	—		—		15	—
Asset-backed securities	124,379	(1,174)		14,406	296,645	—	—	(251,318)	—		—		182,938	(823)
Other debt securities	73,563	35		2,734	2,687	—	—	(10,160)	150		—		69,009	2,770
Equity securities	55,883	712	(3)	345	18,963	—	(2,682)	(806)	3,411		(1,065)		74,761	161	(3)
Nonmarketable equity securities	55,883	712		345	18,963	—	(2,682)	(806)	3,411		(1,065)		74,761	161
Other	4,912	61	(7)	(21)	90,986	—	—	(5,612)	1,925		—		92,251	61	(7)
Assets held for sale	76,918	992	(11)	9,263	1,620	—	(77,390)	(11,403)	—		—		—	—
Investment securities	65,262	(3,619)		7,156	297	—	(56,292)	(12,804)	—		—		—	—
Other	11,656	4,611		2,107	1,323	—	(21,098)	1,401	—		—		—	—
Total	¥1,219,735	¥48,461		¥27,082	¥800,564	¥(334)	¥(101,481)	¥(338,125)	¥61,952		¥(33,495)		¥1,684,359	¥92,168
Liabilities
Obligation to return securities received as collateral	¥—	¥—		¥—	¥—	¥73,595	¥—	¥(5,391)	¥—		¥—		¥68,204	¥—
Other	16,463	35,755	(4)	(3,879)	—	53,887	—	(36,792)	72,173	(6)	(192)		73,663	43,066	(4)
Total	¥16,463	¥35,755		¥(3,879)	¥—	¥127,482	¥—	¥(42,183)	¥72,173		¥(192)		¥141,867	¥43,066

Notes:
(1)Includes Trading securities measured under the fair value option.
(2)Included in Trading account losses—net and Foreign exchange gains—net.
(3)Included in Investment securities gains (losses)—net and Other comprehensive income—net.
(4)Included in Trading account losses—net and Other comprehensive income—net.
(5)Transfers into (out of) Level 3 for Interest rate contracts—net were mainly caused by changes in the impact of unobservable input to the entire fair value measurement. Unobservable input includes loss given default.
(6)Transfers into (out of) Level 3 for long-term debt in Other were mainly caused by the decrease (increase) in the observability of the key inputs to the valuation models and a corresponding increase (decrease) in the significance of the unobservable inputs.
(7)Included in Fees and commissions income and Other non-interest income.
(8)Transfers relate to the reclassification of certain securities.
(9)Includes certain derivatives such as earthquake derivatives.
(10)Includes the reclassification of assets and liabilities in transferred business of MUFG Union Bank to assets and liabilities held for sale.
(11)Included in Investment securities gains (losses)—net, Trading account losses—net, Fees and commissions income and Other comprehensive income—net.
(12)Included the profits and losses recognized in three months before the sale of MUFG Union Bank which were reclassified to retained earnings.

Quantitative Information about Level 3 Fair Value Measurements
The following tables present information on the valuation techniques, significant unobservable inputs and their ranges for each major category of assets and liabilities measured at fair value on a recurring basis and classified in Level 3:

At March 31, 2022	Fair value(1)	Valuation technique	Significant unobservable inputs	Range	Weighted average(2)
	(in millions)
Assets
Trading securities, Investment securities and Other assets:
Foreign government and official institution bonds	¥17,297	Return on equity method	Probability of default	0.2%~1.8%	0.5%
			Recovery rate	35.0%~70.0%	64.4%
			Market-required return on capital	10.0%	10.0%
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities	98,325	Discounted cash flow	Recovery rate	100.0%	100.0%
	238,864	Internal model(4)	Asset correlations	3.0%	3.0%
			Discount factor	0.6%~1.0%	0.9%
			Prepayment rate	29.0%	29.0%
			Probability of default	0.0%~85.4%	—	(3)
			Recovery rate	69.9%	69.9%
Other debt securities	369,445	Discounted cash flow	Liquidity premium	0.9%~3.2%	2.8%
	58,677	Return on equity method	Probability of default	0.1%~8.0%	0.4%
			Recovery rate	60.0%~90.0%	82.7%
			Market-required return on capital	8.0%~10.0%	9.9%

At March 31, 2022	Fair value(1)	Valuation technique	Significant unobservable inputs	Range	Median(2)
	(in millions)
Trading derivatives—net:
Interest rate contracts—net	35,195	Option model	Correlation between interest rates	30.0%~62.9%	45.6%
			Correlation between interest rate and foreign exchange rate	15.3%~60.0%	41.0%
			Volatility	0.0%~100.0%	61.9%
Foreign exchange contracts—net	7,463	Option model	Correlation between interest rates	10.0%~70.0%	51.5%
			Correlation between interest rate and foreign exchange rate	0.0%~60.0%	37.4%
			Correlation between foreign exchange rates	50.0%~70.6%	66.4%
			Volatility	9.0%~21.7%	13.3%
Equity contracts—net	772	Option model	Correlation between foreign exchange rate and equity	(58.4)%~55.0%	23.1%
			Correlation between equities	2.4%~95.0%	51.4%
			Volatility	26.0%~38.0%	31.8%
	22,648	Discounted cash flow	Term of litigation	1.8 years	1.8 years

At March 31, 2023	Fair value(1)	Valuation technique	Significant unobservable inputs	Range	Weighted average(2)
	(in millions)
Assets
Trading securities and Investment securities:
Residential mortgage-backed securities and Asset-backed securities	¥101,014	Discounted cash flow	Recovery rate	100.0%	100.0%
	591,515	Internal model(4)	Asset correlations	3.0%	3.0%
			Discount factor	2.0%~2.3%	2.0%
			Prepayment rate	13.1%	13.1%
			Probability of default	0.0%~99.0%	—	(3)
			Recovery rate	72.2%	72.2%
Other debt securities	385,046	Discounted cash flow	Liquidity premium	0.9%~3.2%	2.8%

At March 31, 2023	Fair value(1)	Valuation technique	Significant unobservable inputs	Range	Median(2)
	(in millions)
Trading derivatives—net:
Interest rate contracts—net	48,209	Option model	Correlation between interest rates	30.0%~60.6%	44.4%
			Correlation between interest rate and foreign exchange rate	2.0%~60.0%	36.6%
			Volatility	70.3%~106.7%	80.1%
Foreign exchange contracts—net	11,345	Option model	Correlation between interest rates	30.0%~70.0%	50.6%
			Correlation between interest rate and foreign exchange rate	14.3%~60.0%	36.8%
			Correlation between foreign exchange rates	50.0%~70.6%	66.4%
			Volatility	10.6%~23.0%	15.6%
Equity contracts—net	3,316	Option model	Correlation between foreign exchange rate and equity	(58.4)%~55.0%	15.0%
			Correlation between equities	5.6%~95.0%	54.1%
			Volatility	28.0%~37.0%	32.2%
	13,612	Discounted cash flow	Term of litigation	0.1 years~1.0 year	0.5 years

Notes:
(1)The fair value as of March 31, 2022 and 2023 excludes the fair value of investments valued using vendor prices.
(2)Weighted average is calculated by weighing each input by the relative fair value of the respective financial instruments for investment securities. Median is used for derivative instruments.
(3)See “Probability of default” in “Changes in and range of unobservable inputs.”
(4)For further detail of Internal model, refer to the last paragraph of “Trading Account Assets and Liabilities—Trading Account Securities.”

Carrying Value of Assets Measured at Fair Value on Nonrecurring Basis by Level	The following table presents the carrying value of assets measured at fair value on a nonrecurring basis by level within the fair value hierarchy as of March 31, 2022 and 2023:

	2022				2023
	Level 1	Level 2	Level 3	Total carrying value	Level 1	Level 2	Level 3	Total carrying value
	(in millions)
Assets(3)
Investment securities(1)(2)	¥—	¥9,839	¥11,158	¥20,997	¥—	¥13,366	¥13,271	¥26,637
Loans	2,175	3,153	236,622	241,950	1,917	3,388	611,055	616,360
Loans held for sale	—	—	42,994	42,994	—	—	439,361	439,361
Collateral dependent loans	2,175	3,153	193,628	198,956	1,917	3,388	171,694	176,999
Premises and equipment	—	—	17,301	17,301	—	—	11,835	11,835
Intangible assets	—	—	359	359	—	—	309	309
Goodwill	—	—	—	—	—	—	184,364	184,364
Other assets	11,880	—	17,282	29,162	178,592	—	29,003	207,595
Investments in equity method investees(1)	11,880	—	1,035	12,915	178,592	—	12,472	191,064
Other	—	—	16,247	16,247	—	—	16,531	16,531
Assets held for sale	—	—	255,002	255,002	—	—	—	—
Loans held for sale	—	—	255,002	255,002	—	—	—	—
Total	¥14,055	¥12,992	¥537,724	¥564,771	¥180,509	¥16,754	¥849,837	¥1,047,100

Notes:
(1)Excludes certain investments valued at net asset value of ¥26,644 million and ¥33,595 million at March 31, 2022 and 2023, respectively. The unfunded commitments related to these investments are ¥22,197 million and ¥23,029 million at March 31, 2022 and 2023, respectively. These investments are in private equity funds.
(2)Includes certain nonmarketable equity securities that are measured at fair value on a nonrecurring basis, including impairment and observable price change for nonmarketable equity securities measured under the measurement alternative.
(3)In addition to the above table, the assets and liabilities of MUFG Union Bank, which were transferred to U.S. Bancorp, were reclassified as held for sale. As a result, the disposal group was measured at fair value less expected costs to sell which was lower than its carrying amount. The amount of the fair value is ¥1,992,632 million as of March 31, 2022 and classified in Level 3 based on the transaction's expected consideration.

Losses (Gains) Recorded as a Result of Changes in Fair Value Measured on a Nonrecurring Basis
The following table presents losses (gains) recorded as a result of changes in the fair value of assets measured at fair value on a nonrecurring basis for the fiscal years ended March 31, 2022 and 2023:

	2022	2023(2)
	(in millions)
Investment securities	¥1,232	¥3,580
Loans	30,638	73,282
Loans held for sale	1,893	32,146
Collateral dependent loans	28,745	41,136
Premises and equipment	5,701	5,293
Intangible assets	10,412	3,650
Goodwill	—	33,553
Other assets	27,268	74,470
Investments in equity method investees	6,949	58,061
Other	20,319	16,409
Assets held for sale	3,165	282,540
Loans held for sale	3,165	282,540
Total(1)	¥78,416	¥476,368

Notes:
(1)In addition to the above table, the assets and liabilities of MUFG Union Bank, which were transferred to U.S. Bancorp, were reclassified as held for sale. As a result, the disposal group was measured at fair value less expected costs to sell which was lower than its carrying amount. The impairment of assets held for sale was ¥134,141 million for the fiscal year ended March 31, 2022. See Note 2 for further information.
(2)The profits and losses which were recognized in the three months before the sale of MUFG Union Bank were reclassified to retained earnings.

Gains (Losses) Related to Instruments for which Fair Value Option was Elected
The following table presents the gains or losses recorded for the fiscal years ended March 31, 2021, 2022 and 2023 related to the eligible instruments for which the MUFG Group elected the fair value option:

	2021			2022			2023
	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value
	(in millions)
Financial assets:
Trading account securities	¥(370,238)	¥723,505	¥353,267	¥(984,605)	¥1,752,995	¥768,390	¥(1,180,311)	¥1,369,071	¥188,760
Total	¥(370,238)	¥723,505	¥353,267	¥(984,605)	¥1,752,995	¥768,390	¥(1,180,311)	¥1,369,071	¥188,760
Financial liabilities:
Other short-term borrowings(1)	¥(6,484)	¥—	¥(6,484)	¥5,552	¥—	¥5,552	¥(3,626)	¥—	¥(3,626)
Long-term debt(1)	1,523	—	1,523	50,082	—	50,082	40,944	—	40,944
Total	¥(4,961)	¥—	¥(4,961)	¥55,634	¥—	¥55,634	¥37,318	¥—	¥37,318

Note:
(1)Changes in the value attributable to the instrument-specific credit risk related to those financial liabilities were not material.
Differences between Aggregate Fair Value and Aggregate Remaining Contractual Principal Balance Outstanding
The following table presents the differences between the aggregate fair value and the aggregate remaining contractual principal balance outstanding as of March 31, 2022 and 2023 for long-term debt instruments for which the fair value option has been elected:

	2022			2023
	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding
	(in millions)
Financial liabilities:
Long-term debt	¥511,851	¥483,051	¥(28,800)	¥501,982	¥431,338	¥(70,644)
Total	¥511,851	¥483,051	¥(28,800)	¥501,982	¥431,338	¥(70,644)

Summary of Carrying Amounts and Estimated Fair Values of Financial Instruments Not Carried at Fair Value on a Recurring Basis on Consolidated Balance Sheets by Level	The following is a summary of carrying amounts and estimated fair values by level within the fair value hierarchy of financial instruments which are not carried at fair value on a recurring basis in the accompanying consolidated balance sheets as of March 31, 2022 and 2023:

	Carrying amount	Estimated fair value
At March 31, 2022		Total	Level 1	Level 2	Level 3
	(in billions)
Financial assets:
Cash and due from banks	¥50,972	¥50,972	¥50,972	¥—	¥—
Interest-earning deposits in other banks	58,848	58,848	—	58,848	—
Call loans and funds sold	1,316	1,316	—	1,316	—
Receivables under resale agreements	12,503	12,503	—	12,503	—
Receivables under securities borrowing transactions	4,496	4,496	—	4,496	—
Investment securities	4,595	4,606	1,758	460	2,388
Loans, net of allowance for credit losses(1)	111,669	112,391	2	245	112,144
Other financial assets(2)	9,207	9,207	—	9,207	—
Financial liabilities:
Deposits
Non-interest-bearing	¥36,496	¥36,496	¥—	¥36,496	¥—
Interest-bearing	188,112	188,080	—	188,080	—
Total deposits	224,608	224,576	—	224,576	—
Call money and funds purchased	2,416	2,416	—	2,416	—
Payables under repurchase agreements	27,726	27,726	—	27,726	—
Payables under securities lending transactions	1,022	1,022	—	1,022	—
Due to trust account and other short-term borrowings	22,728	22,728	—	22,728	—
Long-term debt	34,245	33,974	—	33,974	—
Other financial liabilities	7,560	7,560	—	7,560	—

	Carrying amount	Estimated fair value
At March 31, 2023		Total	Level 1	Level 2	Level 3
	(in billions)
Financial assets:
Cash and due from banks	¥60,051	¥60,051	¥60,051	¥—	¥—
Interest-earning deposits in other banks	53,990	53,990	—	53,990	—
Call loans and funds sold	1,802	1,802	—	1,802	—
Receivables under resale agreements	14,059	14,059	—	14,059	—
Receivables under securities borrowing transactions	4,556	4,556	—	4,556	—
Investment securities	21,520	21,386	13,527	5,354	2,505
Loans, net of allowance for credit losses(1)	118,679	118,933	2	263	118,668
Other financial assets(2)	10,108	10,108	—	10,108	—
Financial liabilities:
Deposits
Non-interest-bearing	¥37,804	¥37,804	¥—	¥37,804	¥—
Interest-bearing	197,500	197,573	—	197,573	—
Total deposits	235,304	235,377	—	235,377	—
Call money and funds purchased	3,438	3,438	—	3,438	—
Payables under repurchase agreements	40,132	40,132	—	40,132	—
Payables under securities lending transactions	1,138	1,138	—	1,138	—
Due to trust account and other short-term borrowings	14,260	14,260	—	14,260	—
Long-term debt	38,704	37,928	—	37,928	—
Other financial liabilities	9,595	9,595	—	9,595	—

Notes:
(1)Includes loans held for sale and collateral dependent loans measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.
(2)Excludes investments in equity method investees of ¥3,067 billion and ¥3,482 billion at March 31, 2022 and 2023, respectively.